Income Taxes (Details) - Schedule of federal income taxes on earnings differs from that computed at the statutory corporate tax rate - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Federal Income Taxes On Earnings Differs From That Computed At The Statutory Corporate Tax Rate Abstract
Income taxes at the statutory rate of 21%	$ 434	$ 456
Increase (decrease) resulting from:
Cash surrender value of life insurance	(16)	(19)
State income taxes, net of federal benefit	130	(83)
Other	(71)	(2)
Total income taxes	$ 477	$ 352